Gains/(Losses) on derecognition of financial assets not measured at fair value through profit or loss, net (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gain Loss Arising From Derecognition Of Financial Assets [Abstract]
Income/(Loss) from sale of government securities	$ 33,186,455	$ 676,393	$ (738,604)
Income/(Loss) from sale of private securities	7,404,167	226,523	(3,251)
TOTAL	$ 40,590,622	$ 902,916	$ (741,855)